Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
22.	SUBSEQUENT EVENTS

On March 20, 2025, the Company announced the closing of Agnico Eagle Mines Limited’s (“Agnico Eagle”) investment in the Company pursuant to which Agnico Eagle subscribed for 4,741,984 common shares in the capital of the Company (the “Shares”) at a price of C$11.00 per Share for aggregate consideration of approximately C$52,161,824 (the “March 2025 Private Placement”). Concurrently with the closing of the March 2025 Private Placement, Agnico Eagle exercised all of the common share purchase warrants of the Company (each, a “Warrant”) it held to acquire an additional 2,250,000 Shares at a price of C$5.01 per Share for aggregate consideration of C$11,272,500. On closing of the March 2025 Private Placement and following exercise of the Warrants, Agnico Eagle’s ownership interest in the Shares increased to approximately 14.99%.